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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

REGISTRATION NO.

811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

c/o Investors Management Group

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger, Esq.	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	DONALD F. BURT, ESQ.

1415 28th STREET, SUITE 200                                                      CLINE, WILLIAMS, WRIGHT, JOHNSON & WEST DES MOINES, IOWA 50266                                                         OLDFATHER

                                                                                                          1900 U.S. BANK BUILDING, 233 S. 13TH STREET

LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30

DATE OF REPORTING PERIOD: 03/31/2009

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS

Iowa Public Agency Investment Trust Diversified
3/31/2009

Principal	Description	Amortized Cost

Govt & Agency Sec
6,000,000	FFCB Variable	6,000,000.00
	Var Due 11/04/10
	31331GDY2
1,000,000	FFCB Variable	995,895.54
	Var Due 06/22/10
	31331SG64
5,000,000	FFCB Variable	5,005,258.09
	Var Due 02/11/10
	31331SPG2
13,550,000	FHLB	13,815,430.27
	5.000% Due 09/18/09
	3133XGNJ9
3,000,000	FHLB	2,999,743.88
	2.320% Due 04/28/09
	3133XQTN2
7,000,000	FHLB	7,001,480.64
	2.600% Due 05/14/09
	3133XR3B4
4,000,000	FHLB	3,999,051.20
	2.500% Due 05/28/09
	3133XRDY3
3,060,000	FHLB	3,063,345.79
	3.030% Due 06/19/09
	3133XRKC3
3,000,000	FHLB	3,002,407.11
	3.150% Due 04/20/09
	3133XSJ90
1,800,000	FHLB	1,802,046.49
	3.090% Due 04/29/09
	3133XSK64
6,000,000	FHLB DN	5,991,475.12
	0.000% Due 05/05/09
	313385FE1
6,000,000	FHLB DN	5,981,996.16
	0.000% Due 09/22/09
	313385MA1
7,000,000	FHLB Variable	7,004,773.90
	Var Due 05/18/09
	3133XNB73
8,000,000	FHLB Variable	7,993,938.78
	Var Due 01/08/10
	3133XRSX9
12,000,000	FHLB Variable	11,975,704.17
	Var Due 03/02/10
	3133XS5S3

7,000,000	FHLB Variable	7,002,472.55
	Var Due 10/13/09
	3133XSGZ5
10,000,000	FHLMC	9,999,378.52
	2.265% Due 04/14/09
	3128X7JW5
1,150,000	FHLMC	1,149,491.55
	2.500% Due 05/13/09
	3128X7QQ0
6,000,000	FHLMC	6,229,015.92
	5.000% Due 03/12/10
	3133XJUS5
1,860,000	FHLMC	1,901,022.12
	4.125% Due 11/30/09
	3137EABB4
13,000,000	FHLMC DN	12,944,558.04
	0.000% Due 11/16/09
	313397PH8
8,000,000	FHLMC Variable	7,996,711.65
	Var Due 10/08/09
	3128X7JB1
10,000,000	FNMA	10,087,214.82
	6.375% Due 06/15/09
	31359MEV1
2,300,000	FNMA	2,365,391.89
	4.300% Due 02/17/10
	31359MXS7
4,670,000	FNMA	4,767,545.63
	3.875% Due 12/10/09
	31398AJX1
6,069,000	FNMA	6,183,154.46
	3.250% Due 02/10/10
	31398AKX9
8,000,000	FNMA DN	7,981,613.72
	0.000% Due 05/26/09
	313589GB3
13,000,000	FNMA DN	12,954,906.62
	0.000% Due 10/26/09
	313589NL3
6,000,000	FNMA DN	5,953,123.52
	0.000% Due 01/25/10
	313589SF1
1,000,000	FNMA Step Cpn	1,019,788.55
	5.000% Due 09/18/09
	3136F5EJ6
13,000,000	FNMA Variable	12,970,857.84
	Var Due 02/12/10
	31398ATK8
197,459,000	TOTAL	198,138,794.54

Short-Term Invest
1,000,000	American Bank-LeMars	1,000,000.00
	2.800% Due 05/07/09
	CD9989657
1,000,000	American Bank-LeMars	1,000,000.00
	1.550% Due 10/22/09
	CD9992909
1,000,000	DeWitt Bank & Trust	1,000,000.00
	0.910% Due 05/20/09
	CD9993998
900,000	First St-Ida Grove	900,000.00
	2.200% Due 05/20/09
	CD9992529
1,000,000	Maquoketa State Bank	1,000,000.00
	1.750% Due 01/20/10
	CD9993238
1,000,000	Peoples Bk-Rock Vall	1,000,000.00
	1.450% Due 10/26/09
	CD9993311
337,405,695	Wells Fargo NOW Acct	337,405,695.22
343,305,695	TOTAL	343,305,695.22

540,764,695	TOTAL PORTFOLIO	541,444,489.76

Iowa Public Agency Investment Trust
Direct Government Obligation
3/31/2009

Principal	Description	Amortized Cost

Govt & Agency Sec
675,000	PEFCO	692,280.58
	6.670% Due 09/15/09
	742651CM2
250,000	PEFCO	261,632.92
	7.200% Due 01/15/10
	742651CP5
500,000	U.S. Treasury Bill	499,991.67
	0.000% Due 04/02/09
	912795L25
500,000	U.S. Treasury Bill	499,491.14
	0.000% Due 04/23/09
	912795L58
500,000	U.S. Treasury Bill	499,479.55
	0.000% Due 05/14/09
	912795L82
500,000	U.S. Treasury Bill	498,469.05
	0.000% Due 07/02/09
	912795Q87
500,000	U.S. Treasury Bill	497,579.76
	0.000% Due 12/17/09
	912795S69
500,000	U.S. Treasury Bill	498,831.12
	0.000% Due 06/24/09
	912795U25
500,000	U.S. Treasury Bill	499,409.18
	0.000% Due 05/15/09
	912795V32
1,000,000	U.S. Treasury Note	1,052,056.19
	6.500% Due 02/15/10
	9128275Z1
500,000	U.S. Treasury Note	500,195.55
	3.125% Due 04/15/09
	912828CE8
1,000,000	U.S. Treasury Note	1,016,499.65
	4.875% Due 08/15/09
	912828FP0
900,000	U.S. Treasury Note	901,840.88
	4.500% Due 04/30/09
	912828GP9
600,000	U.S. Treasury Note	602,799.36
	4.875% Due 05/31/09
	912828GT1

300,000	U.S. Treasury Note	301,977.64
	4.875% Due 06/30/09
	912828GV6
1,000,000	U.S. Treasury Note	1,010,677.37
	4.625% Due 07/31/09
	912828GY0
500,000	U.S. Treasury Note	506,523.90
	2.125% Due 01/31/10
	912828HP8
500,000	U.S. Treasury Note	505,471.98
	1.750% Due 03/31/10
	912828HU7
10,725,000	TOTAL	10,845,207.49

Short-Term Invest
14,146,948	Wells Fargo NOW Acct	14,146,947.98
14,146,948	TOTAL	14,146,947.98

24,871,948	TOTAL PORTFOLIO	24,992,155.47

ITEM 2. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF MAY 11, 2009, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S LAST FISCAL QUARTER THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

(A) CERTIFICATIONS FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Tom Hanafan, Chair and Trustee

Date: May 12, 2009

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

By

Doug Gulling, Chief Executive Officer, May 12, 2009

By

Amy Mitchell, Chief Financial Officer, May 12, 2009